UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  8/10/99
[Signature]                      [City, State]              [Date]


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $ 192,771
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None




Name of Issuer    Title     CUSIP        Value      Shares        Invsmnt Discret   Other          Voting Authority
                 Of Class               (x1000)                      Sole  Shared   Mgrs         Sole   Shared   None

Amazon Com         COM    023135106        698        5,575          5,575                      5,575
America Online     COM    02364J104      1,721       15,645         15,645                     15,645
American Intl Gro  COM    026874107      5,620       47,928         47,928                     47,928
At Home            COM    045919107        665       12,329         12,329                     12,329
Bank of New York   COM    064057102      3,520       95,951         95,951                     95,951
Bank One Corp.     COM    06423A103      1,628       27,330         27,330                     27,330
Berk Hath Cl B     CL B   084670207      2,728        1,218          1,218                      1,218
Bristol-Myers Squ  COM    110122108      3,298       46,819         46,819                     46,819
Broadcom Corp CL   CL A   111320107      5,261       36,395         36,395                     36,395
Capital One Fin.   COM    14040H105      7,287      130,858        130,858                    130,858
Carnival Corp      COM    143658102        499       10,290         10,290                     10,290
Cisco Systems      COM    17275R102     15,013      232,980        232,980                    232,980
Coca Cola          COM    191216100        582        9,388          9,388                      9,388
Cree Research      COM    225447101      1,856       24,120         24,120                     24,120
Dell Computer      COM    247025109      3,869      104,568        104,568                    104,568
Disney             COM    254687106      5,692      184,714        184,714                    184,714
EMC Corp           COM    268648102      8,250      149,996        149,996                    149,996
Exxon              COM    302290101        222        2,872          2,872                      2,872
General Electric   COM    369604103      1,822       16,127         16,127                     16,127
Gillette           COM    375766102        408        9,940          9,940                      9,940
IDEC Pharmaceutic  COM    449370105        272        3,535          3,535                      3,535
Intel Corp         COM    458140100      1,404       23,605         23,605                     23,605
Intuit Corp        COM    461202103      2,765       30,675         30,675                     30,675
Johnson & Johnson  COM    478160104      3,272       33,385         33,385                     33,385
Estee Lauder Co    CL A   518439104      1,095       21,850         21,850                     21,850
Lexmark Intl Grp   CL A   529771107        336        5,125          5,125                      5,125
Lucent Technologi  COM    549463107      6,490       96,238         96,238                     96,238
MBNA Corp          COM    55262L100        584       19,072         19,072                     19,072
MCI Worldcom Inc   COM    55268B106      4,158       48,318         48,318                     48,318
McDonalds          COM    580135101      1,152       28,021         28,021                     28,021
Medimune Inc       COM    584699102      3,523       51,993         51,993                     51,993
Microsoft          COM    594918104     10,743      119,121        119,121                    119,121
Qlogic CP          COM    747277101      4,224       31,998         31,998                     31,998
Qwest Communicati  COM    749121109      2,230       67,450         67,450                     67,450
S & P Midcap 400 UNIT SER 78462F103     31,990      407,841        407,841                    407,841
Safeway Inc        COM    786514208      3,981       80,425         80,425                     80,425
Schering Plough    COM    806605101        612       11,660         11,660                     11,660
Charles Schwab &   COM    808513105      3,671       33,679         33,679                     33,679
Siebel Systems     COM    826170102      3,381       50,980         50,980                     50,980
Staples Inc.       COM    855030102      4,112      132,905        132,905                    132,905
State Street Corp  COM    857477103      3,894       45,614         45,614                     45,614
Sun Microsystems   COM    866810104     11,791      171,201        171,201                    171,201
TMP Worldwide Inc  COM    872941109      1,877       29,565         29,565                     29,565
Tyco Labs          COM    902124106      7,147       75,425         75,425                     75,425
Vitesse Semi. Co.  COM    928497106      2,466       36,560         36,560                     36,560
Warner-Lambert Co  COM    934488107      3,795       54,906         54,906                     54,906
Yahoo! Inc         COM    984332106      1,169        6,784          6,784                      6,784

TOTALS                                 192,771    2,882,975      2,882,975                  2,882,975